Income Taxes - Allocation of Income Tax Expense between Current and Deferred Portions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current
Federal income tax					$ 3,122	$ 3,325
State income tax					831	883
Total current					3,953	4,208
Deferred income tax expense (benefit)			$ 136	$ 672	731	(68)
Income tax expense	$ 1,996	$ 1,068	$ 4,839	$ 3,403	$ 4,684	$ 4,140